STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			11 Months Ended	12 Months Ended
	Nov. 21, 2023	Sep. 07, 2023	Jul. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Oct. 26, 2022	Dec. 20, 2021	Dec. 16, 2021	Dec. 15, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1,000,000,000	1,000,000,000			75,000,000
Common stock, par value				$ 0.001	$ 0.001				$ 0.001
Issuance of common stock for convertible bonds, shares					1,116,055
Issuance of common stock for convertible bonds					$ 1,004,442
Number of shares issued				427,536
Purchase price per share				$ 2.50
Gross proceeds				$ 1,068,728	185,185
Proceeds from capital contribution				266,517	199,845
Proceeds from shares issued					$ 75,000
Number of common stock to be issued						30,000
Cash proceeds				$ 934,534
Common stock, shares issued				102,310,933	101,853,397
Common stock, shares outstanding				102,310,933	101,853,397		101,779,323
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	373,822
Purchase price per share	$ 2.50
Gross proceeds	$ 21,645	$ 912,889
Number of shares issued for services	500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for convertible bonds, shares					1,116,055
Issuance of common stock for convertible bonds					$ 1,116
Number of shares issued				457,536	14,517,575
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					6,000,000
Purchase price per share					$ 2.50
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.001
Number of shares issued					74,074
Purchase price per share					$ 2.50
Gross proceeds			$ 185,185
Common Stock [Member] | Investment Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					14,443,501
Common Stock [Member] | Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					30,000
Issuance of common stock for cash, shares					72,000
Common Stock [Member] | Dr. Low [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					83,147,767